Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 16, 2026
Summary of Significant Accounting Policies [Line Items]
Cost accrual							$ 471,329	$ 128,586
True-up expenses				$ 262,906
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				37,646,133
Common stock, shares outstanding				37,646,133
Impairment charges
Cost accrual				$ 734,325
Reduction expense					$ 291,717
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
FDIC insured amount				$ 250,000
True-up estimated cost	$ 471,329			262,906
Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, par value									$ 0.0001
Preferred stock, shares issued									100,000,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, par value									$ 0.0001
Common stock, shares issued									1,000,000,000
Common Stock, Shares Authorized									1,000,000,000
Capital stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common Stock, Shares Authorized									1,100,000,000
Antbox [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration	2,332,000
Related party [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable	$ 1,083,460			$ 1,083,460			$ 1,083,460
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage					93.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage				50.00%			93.00%
Suppliers [Member] | Supplier Concentration Risk [Member] | Accrued expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage	57.00%			58.00%
Suppliers [Member] | Supplier Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage				99.00%	99.00%
Successor [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration							$ 2,332,000
Common stock, par value	$ 0.0001						$ 0.0001
Common Stock, Shares Authorized	1,000,000,000						1,000,000,000
Successor [Member] | Related party [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable	$ 1,083,460	$ 1,045,315				$ 1,045,315	$ 1,083,460	$ 1,045,315
Successor [Member] | Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage							50.00%
Successor [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage						97.00%
Successor [Member] | Suppliers [Member] | Supplier Concentration Risk [Member] | Accrued expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage	57.00%	69.00%
Successor [Member] | Suppliers [Member] | Supplier Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage						100.00%	99.00%
Predecessor [Member] | Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage			97.00%
Predecessor [Member] | Suppliers [Member] | Supplier Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks percentage			99.00%